PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

As of March 31, 2025 and 2024, property and equipment, net was comprised of the following:

	As of March 31,
	2025	2024
Office equipment	$110,600	$109,950
Less: accumulated depreciation	(80,522)	(64,280)
	$30,078	$45,670